Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2024
Related Party Transactions
Disclosure of detailed information about remuneration of key management

	For the three months ended		For the six months ended
	June 30		June 30
(in EUR 000)	2024	2023	2024	2023
Short-term remuneration & compensation	343	209	559	396
Share based payment	48	35	150	101
Total	391	244	709	497

Disclosure of detailed information about transactions with related parties

	For the six months ended			For the six months ended
	June 30, 2024			June 30, 2023
	R&D	Consulting	Board	R&D	Consulting	Board
(in EUR 000)	Collaboration	services	Remuneration	Collaboration	services	Remuneration
Cochlear	—	—	—	182	—	—
Robert Taub	—	—	60	—	—	66
Kevin Rakin	—	—	32	—	—	32
Pierre Gianello	—	—	45	—	—	32
Jurgen Hambrecht	—	—	33	—	—	29
Rita Mills	—	—	35	—	—	34
Giny Kirby	—	—	33	—	—	34
Wildman Ventures LLC	—	—	52	—	—	40
Total	—	—	290	182	—	267
Amounts outstanding at period-end	—	—	110	—	—	111

	For the three months ended			For the three months ended
	June 30, 2024			June 30, 2023
	R&D	Consulting	Board	R&D	Consulting	Board
(in EUR 000)	Collaboration	services	Remuneration	Collaboration	services	Remuneration
Cochlear	—	—	—	41	—	—
Robert Taub	—	—	29	—	—	30
Kevin Rakin	—	—	16	—	—	16
Pierre Gianello	—	—	28	—	—	14
Jurgen Hambrecht	−	—	18	—	—	14
Rita Mills	—	—	15	—	—	19
Giny Kirby	—	—	12	—	—	20
Wildman Ventures LLC	—	—	29	—	—	23
Total	—	—	147	41	—	136
Amounts outstanding at period-end	—	—	110	—	—	111